Net fees and commissions income_Details of fees and commissions income recognized (Details) $ in Thousands	12 Months Ended
	Dec. 31, 2020 KRW (₩)	Dec. 31, 2020 USD ($)	Dec. 31, 2019 KRW (₩)	Dec. 31, 2018 KRW (₩)
Fee and commission income [Abstract]
Fees and commission received for brokerage	₩ 162,653,000,000		₩ 156,578,000,000	₩ 162,344,000,000
Fees and commission received related to credit	195,391,000,000		189,597,000,000	173,233,000,000
Fees And Commission Received For Electronic Finance	125,107,000,000		137,289,000,000	121,250,000,000
Fees And Commission Received On Foreign Exchange Handling	55,984,000,000		61,756,000,000	60,433,000,000
Fees And Commission Received On Foreign Exchange	69,017,000,000		92,408,000,000	66,036,000,000
Fees and commissions received for guarantee	74,647,000,000		71,106,000,000	65,254,000,000
Fees and commissions received on credit card	507,852,000,000		548,580,000,000	598,705,000,000
Fees and commissions received on securities business	79,606,000,000		113,346,000,000	96,379,000,000
Fees And Commission From Trust Management	160,564,000,000		180,290,000,000	177,456,000,000
Fees And Commission Received On Credit Information	13,254,000,000		12,626,000,000	12,985,000,000
Fees and commission received related to lease	84,164,000,000		4,753,000,000	0
Other fees	165,777,000,000		140,997,000,000	146,689,000,000
Total	₩ 1,694,016,000,000	$ 1,559,724	₩ 1,709,326,000,000	₩ 1,680,764,000,000